LOANS FOR CAPITAL LEASE BUSINESS (Details)			12 Months Ended
	Apr. 03, 2015 USD ($)	Apr. 03, 2015 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Loans Payable to Bank			$ 0	$ 338,763
Debt Instrument, Collateral Amount			1,433,609		¥ 9,846,081
Other Loans Payable			0	377,393
Deposit Assets			0	182,782
Notes Payable, Other Payables [Member]
Interest Expense, Debt			1,597	$ 118,821
Notes Payable, Other Payables [Member] | Jinshang Leasing
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				6.00%		6.00%
Debt Instrument, Collateral Amount				$ 1,433,609		¥ 9,846,081
Other Loans Payable			0	377,393
Deposit Assets				182,782		¥ 1,255,355
Bank Loan [Member]
Interest Expense, Debt			$ 10,369	$ 324,350
Yancheng Project Bank Loan [Member] | Jinshang Leasing
Proceeds from Bank Debt	$ 500,000	¥ 3,100,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				5.75%		5.75%
Mortgage Contract Loan [Member] | Jinshang Leasing
Debt Instrument, Collateral Amount				$ 498,898		¥ 3,426,450
Debt Instrument, Maturity Date, Description				February 12, 2020